Summary of Significant Accounting Policies - Schedule of Cash and Restricted Cash (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Cash	$ 13,282	$ 6,703	$ 61,301	$ 12,456
Restricted cash	488,289	484,882	500,141	88,750
Total cash and restricted cash	$ 501,571	$ 491,585	$ 561,442	$ 101,206